Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use assets
Schedule of right-of-use assets

Year ended December 31, 2024	Properties	Equipment	Total
Opening net book amount	328,524	1,808	330,332
Depreciation charge	(73,337)	(677)	(74,014)
Effect of lease modifications	23,940	—	23,940
Disposals	(7,408)	—	(7,408)
Assets transferred to Neurosterix Pharma Sàrl	(230,141)	(1,131)	(231,272)
Closing net book amount	41,578	—	41,578

As of December 31, 2024	Properties	Equipment	Total
Cost	111,642	—	111,642
Accumulated depreciation	(70,064)	—	(70,064)
Net book value	41,578	—	41,578

Year ended December 31, 2025	Properties	Equipment	Total
Opening net book amount	41,578	—	41,578
Depreciation charge	(8,048)	—	(8,048)
Effect of lease modifications	—	—	—
Disposals	—	—	—
Assets transferred to Neurosterix Pharma Sàrl	—	—	—
Closing net book amount	33,530	—	33,530

As of December 31, 2025		Properties	Total
Cost		111,642	111,642
Accumulated depreciation		(78,112)	(78,112)
Net book value		33,530	33,530